TRADE RECEIVABLES AND OTHER (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Non-current
Trade receivables	€ 0	€ 0
Income tax receivables	29	24
Other tax receivables	0	0
Contract assets	16	19
Prepaid expenses	1	1
Other	14	11
Total other receivables	60	55
Total trade receivables and other	60	55
Current
Trade receivables	921	603
Income tax receivables	20	20
Other tax receivables	51	40
Contract assets	2	2
Prepaid expenses	20	9
Other	13	9
Total other receivables	106	80
Total trade receivables and other	1,027	683
Cost
Non-current
Trade receivables	0	0
Current
Trade receivables	924	607
Impairment
Non-current
Trade receivables	0	0
Current
Trade receivables	€ (3)	€ (4)